Stockholders' Equity (Deficit) and Stock-Based Compensation - Summary of Weighted Average Assumptions for Stock Options Granted (Detail) (Two Thousand Seven Stock Option Plan [Member], Employee Stock Option [Member])
	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Two Thousand Seven Stock Option Plan [Member] | Employee Stock Option [Member]
Stockholders Equity Deficit And Stock Based Compensation [Line Items]
Expected volatility	60.74%	64.46%	73.00%	77.23%
Expected term (in years)	6 years 4 days	5 years 11 months 19 days	6 years 7 days	5 years 10 months 24 days
Risk-free rate of return	1.22%	0.95%	1.84%	2.53%
Expected dividend yield